Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Inventories by category

	December 31,
	2020	2019
	(€ in thousands)
Raw materials	3,733	4,109
Work in progress	7,661	8,350
Total	11,394	12,459